Financial result (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Information for Financial Result [Line Items]
Total interest income arising from financial assets measured at AC	€ 414,820	€ 3,888	€ 4,182
Fair value gains on financial assets at FVTPL	(17,843)	352,101
Finance income	414,820	355,989	4,182
Total interest expense arising from financial liabilities measured at AC	(1,726,833)	(903,061)	(1,225,189)
Total interest expense arising from lease liabilities	(191,638)	(215,464)	(197,967)
Unwind of discount on asset retirement obligation	(1,988)	(2,026)	(1,993)
Fair value losses on financial assets at FVTPL	(17,843)	(11,574)
Finance costs	(1,938,303)	(1,132,126)	(1,425,150)
Net finance costs recognized in profit or loss	(1,523,482)	(776,137)	€ (1,420,968)
Interest expense arising from financial liabilities measured at AC increased		903,000
VIA optronics AG
Disclosure of Information for Financial Result [Line Items]
Interest for fixed deposit accounts	333,000	€ 0
Minimum
Disclosure of Information for Financial Result [Line Items]
Interest expense arising from financial liabilities measured at AC increased	824,000
Maximum
Disclosure of Information for Financial Result [Line Items]
Interest expense arising from financial liabilities measured at AC increased	€ 1,727,000